Investments in equity accounted units	12 Months Ended
Dec. 31, 2020
Disclosure Of Investments Accounted For Using Equity Method Explanatory [Abstract]
Investments in equity accounted units
15 Investments in equity accounted units
Summary balance sheet (Rio Tinto share)

	2020 US$m	2019 US$m
Rio Tinto's share of assets
– Non-current assets	5,307	5,820
– Current assets	1,077	831
	6,384	6,651
Rio Tinto's share of liabilities
– Current liabilities	(785)	(675)
– Non-current liabilities	(1,835)	(2,005)
	(2,620)	(2,680)
Rio Tinto's share of net assets	3,764	3,971

Further details of investments in equity accounted units are set out in notes 34 and 35.
At 31 December 2020 and 2019, the Group had no investments in equity accounted units with shares listed on recognised stock exchanges.
At 31 December 2020, net debt of equity accounted units, excluding amounts due to Rio Tinto, was US$931 million (2019: US$1,248 million).